Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

18.      Segment Information

We evaluate performance and make resource allocation decisions on an industry by industry basis. For financial reporting purposes, we have grouped our tenants into 39 industry and activity segments (including properties owned by Crest that are grouped together as a segment). All of the properties are incorporated into one of the applicable segments. Because almost all of our leases require the tenant to pay operating expenses, revenue is the only component of segment profit and loss we measure.

The following tables set forth certain information regarding the properties owned by us, classified according to the business of the respective tenants, as of December 31, 2011 (dollars in thousands):

Assets, as of December 31:	2011	2010

Segment net real estate:
Automotive service	$ 101,280	$ 105,393
Automotive tire services	191,577	197,997
Beverages	314,832	302,159
Child care	66,474	72,935
Convenience stores	690,246	711,667
Drug stores	154,015	143,739
Grocery stores	221,678	72,122
Health and fitness	296,188	220,856
Restaurants - casual dining	472,471	487,048
Restaurants - quick service	277,900	248,877
Theaters	383,452	281,072
Transportation services	107,632	4,961
Wholesale clubs	154,964	--
26 non-reportable segments	727,299	556,052

Total segment net real estate	4,160,008	3,404,878

Intangible assets:
Automotive tire services	529	588
Beverages	3,571	--
Drug stores	14,422	5,939
Grocery stores	5,655	6,031
Health and fitness	1,566	1,708
Restaurants - quick service	4,037	--
Theaters	31,162	1,579
Transportation services	28,944	--
Other - non-reportable segments	63,450	10,376
Goodwill:
Automotive service	1,338	1,338
Child care	5,353	5,353
Convenience stores	2,074	2,074
Restaurants - casual dining	2,461	2,461
Restaurants - quick service	1,318	1,318
Other - non reportable segments	4,662	4,662
Other corporate assets	88,839	87,285

Total assets	$ 4,419,389	$ 3,535,590

	Revenue
For the years ended December 31,	2011	2010	2009

Segment rental revenue:
Automotive service	$ 15,599	$ 15,564	$ 15,225
Automotive tire services	22,410	22,164	22,989
Beverages	23,458	10,292	--
Child care	21,780	21,649	22,167
Convenience stores	77,481	58,514	54,734
Drug stores	15,809	13,962	13,727
Grocery stores	6,858	3,147	2,339
Health and fitness	26,817	23,768	18,787
Restaurants - casual dining	45,295	45,371	43,865
Restaurants - quick service	25,205	24,145	24,779
Theaters	36,812	30,634	30,078
Transportation services	7,586	750	750
Wholesale clubs	3,059	--	--
26 non-reportable segments	86,898	69,025	68,285
Total rental revenue	415,067	338,985	317,725
Other revenue	1,663	657	864

Total revenue	$ 416,730	$ 339,642	$ 318,589